UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):             [ ] is a restatement.
                                                [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        S & E Partners, L.P.
Address:     660 Madison Avenue, 20th Floor
             New York, NY 10021

Form 13F File Number: 28-04327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Craig Effron
Title:       President
Phone:       212-355-5600

Signature, Place, and Date of Signing:

/s/ Craig Effron                 New York, NY                  2/16/04
--------------------            --------------             --------------
   [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:            113
Form 13F Information Table Value Total:            548,889
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.            Form 13F File Number                    Name

         01                28-04329                         Scoggin LLC

Quarter Ended 12/31/03

                                                     Form 13F Information Table

        Column 1                  Column 2   Column 3    Column 4   Column 5                Column 6   Column 7       Column 8
                                                          Value      SHRS or    SH/ Put/   Investment   Other      Voting Authority
      Name of Issuer          Title of Class   Cusip     (x1000)     PRN AMT    PRN Call   Discretion  Managers  Sole  Shared   None
------------------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc.      common    00763M108   12,323     627,150        SH       Sole                 Sole
Advanced Medical Optics, Inc.      common    00763M108   18,499     941,450        SH      Defined        01     Sole
Aetna Inc                          common    00817Y108    1,690      25,000       Call      Sole                 Sole
Aetna Inc                          common    00817Y108    2,196      32,500       Call     Defined        01     Sole
Alcan Aluminum Ltd                 common    013716105    2,230      47,500        SH       Sole                 Sole
Alcan Aluminum Ltd                 common    013716105    2,817      60,000        SH      Defined        01     Sole
Alcan Inc                          common    013716105    8,216     175,000       Call      Sole                 Sole
Alcan Inc                          common    013716105    9,860     210,000       Call     Defined        01     Sole
Alcoa Inc                          common    013817101    2,850      75,000       Put       Sole                 Sole
Alcoa Inc                          common    013817101    3,420      90,000       Put      Defined        01     Sole
Allstream Inc                      common    02004C204    8,325     150,000        SH       Sole                 Sole
Allstream Inc                      common    02004C204   11,683     210,500        SH      Defined        01     Sole
Altria Group, Inc.                 common    02209S103    8,163     150,000       Call      Sole                 Sole
Altria Group, Inc                  common    02209S103   12,765     230,000       Call     Defined        01     Sole
Anadarko Petroleum Corp            common    032511107    2,551      50,000       Call      Sole                 Sole
Anadarko Petroleum Corp            common    032511107    3,188      62,500       Call     Defined        01     Sole
Anthem Inc                         common    03674B104    9,375     125,000       Call      Sole                 Sole
Anthem Inc                         common    03674B104   11,813     157,500       Call     Defined        01     Sole
Aviall, Inc                        common    05366B102    1,551     100,000        SH       Sole                 Sole
Aviall, Inc                        common    05366B102    2,038     131,400        SH      Defined        01     Sole
Bank of America Corp               common    060505104    6,032      75,000       Call      Sole                 Sole
Bank of America Corp               common    060505104    6,837      85,000       Call     Defined        01     Sole
BarnsandNoble.Com Inc              common    067846105      733     250,000        SH       Sole                 Sole
BarnsandNoble.Com Inc              common    067846105      879     300,000        SH      Defined        01     Sole
Beckman Coulter Inc                common    075811109    1,271      25,000       Put       Sole                 Sole
Beckman Coulter, Inc               common    075811109    1,525      30,000       Put      Defined        01     Sole
Boise Cascade Corporation          common    097383103    4,088     125,000        SH       Sole                 Sole
Boise Cascade Corporation          common    097383103    4,905     150,000        SH      Defined        01     Sole
Bosie Cascade Corporation          common    097383103    3,286     100,000       Call      Sole                 Sole
Boise Cascade Corporation          common    097383103    3,943     120,000       Call     Defined        01     Sole
Cavco Ind.                         common    149568107    2,969     125,000        SH       Sole                 Sole
Cavco Ind.                         common    149568107    3,734     157,200        SH      Defined        01     Sole
Ciena Corp                         common    171779101    4,710     710,400        SH       Sole                 Sole
Concord EFS                        common    206197105    3,710     250,000        SH       Sole                 Sole
Concord EFS                        common    206197105    6,159     415,000        SH      Defined        01     Sole
Conseco Inc.                       common    208464883    2,725     125,000        SH       Sole                 Sole
Conseco Inc.                       common    208464883    3,270     150,000        SH      Defined        01     Sole
Consel Energy                      common    20854P109    4,274     165,000        SH       Sole                 Sole
Consel Energy                      common    20854P109    4,274     165,000        SH      Defined        01     Sole
Corrections Corp of America        common    22025Y407    2,667      92,500        SH       Sole                 Sole
Corrections Corp of America        common    22025Y407    3,001     104,100        SH      Defined        01     Sole
Dade Behring Holdings Inc.         common    23342J206    7,170     200,000        SH       Sole                 Sole
Dade Behring Holdings Inc.         common    23342J206    8,873     247,500        SH      Defined        01     Sole
Darling International              common    237266101      828     300,000        SH       Sole                 Sole
Darling International              common    237266101    1,104     400,000        SH      Defined        01     Sole
Devon Energy Corp                  common    25179M103    2,963      51,750        SH       Sole                 Sole
Edison International               common    281020107    2,193     100,000        SH       Sole                 Sole
Edison International               common    281020107    2,741     125,000        SH      Defined        01     Sole


                                                     Form 13F Information Table

        Column 1                  Column 2   Column 3    Column 4   Column 5                Column 6   Column 7       Column 8
                                                          Value      SHRS or    SH/ Put/   Investment   Other      Voting Authority
      Name of Issuer          Title of Class   Cusip     (x1000)     PRN AMT    PRN Call   Discretion  Managers  Sole  Shared   None
------------------------------------------------------------------------------------------------------------------------------------
Edwards LifeScience                common    28176E108      752      25,000       Put       Sole                 Sole
Edwards Lifescience                common    28176E108      902      30,000       Put      Defined        01     Sole
Fleet Boston Financial Corp        common    339030108    4,365     100,000        SH       Sole                 Sole
FleetBoston Financial Corp         common    339030108    8,730     200,000       Call      Sole                 Sole
FleetBoston Financial Corp         common    339030108   10,476     240,000       Call     Defined        01     Sole
Gillette Company                   common    375766102   11,937     325,000       Call      Sole                 Sole
Gillette Company                   common    375766102   13,957     380,000       Call     Defined        01     Sole
Halliburtion Company               common    406216101    7,150     275,000        SH       Sole                 Sole
Halliburtion Company               common    406216101    8,710     335,000        SH      Defined        01     Sole
Halliburtion Company               common    406216101    3,900     150,000       Put       Sole                 Sole
Halliburtion Company               common    406216101    4,680     180,000       Put      Defined        01     Sole
Halliburtion Company               common    406216101    2,600     100,000       Call      Sole                 Sole
Halliburtion Company               common    406216101    5,980     230,000       Call     Defined        01     Sole
HSBC Holdings                      common    404280406    4,217      53,499        SH       Sole                 Sole
Hudson Highland Group              common    443792106    8,334     351,500        SH       Sole                 Sole
Hudson Highland Group              common    443792106   10,065     424,500        SH      Defined        01     Sole
Ibis Technology                    common    450909106      557      50,000        SH       Sole                 Sole
Ibis Technology                    common    450909106      668      60,000        SH      Defined        01     Sole
Intertran Corp                     common    461120107    1,265     125,000        SH       Sole                 Sole
Intertran Corp                     common    461120107    1,518     150,000        SH      Defined        01     Sole
Intrawest Corp                     common    460915200    2,774     150,000        SH       Sole                 Sole
Intrawest Corp                     common    460915200    3,556     192,300        SH      Defined        01     Sole
Janus Capital Group Inc            common    47102X105    2,051     125,000        SH       Sole                 Sole
Janus Capital Group Inc            common    47102X105    2,159     181,600        SH      Defined        01     Sole
Johnson & Johnson                  common    478160104    2,583      50,000       Call      Sole                 Sole
Johnson & Johnson                  common    478160104    3,358      65,000       Call     Defined        01     Sole
Kraft Foods Inc.                   common    50075N104    6,686     207,500       Call      Sole                 Sole
Kraft Foods Inc                    common    50075N104    8,297     257,500       Call     Defined        01     Sole
Liberty Media Corporation          common    530718105    1,784     150,000        SH       Sole                 Sole
Liberty Media Corporation          common    530718105    2,259     190,000        SH      Defined        01     Sole
McLeod USA Inc Cl A                common    582266706        0      13,513        SH       Sole                 Sole
Merck & Co. Inc                    common    589331107    6,930     150,000       Call      Sole                 Sole
Merck & Co Inc                     common    589331107    9,009     195,000       Call     Defined        01     Sole
NeighborCare Inc.                  common    64015Y104    3,970     200,000        SH       Sole                 Sole
NeighborCare Inc.                  common    64015Y104    4,566     230,000        SH      Defined        01     Sole
Neiman Marcus Group, Inc - Class B common    640204301    2,918      58,350        SH       Sole                 Sole
Neiman Marcus Group, Inc - Class B common    640204301    3,568      71,350        SH      Defined        01     Sole
NorthWestern Corporation           common    668074107       40     500,000        SH       Sole                 Sole
NorthWestern Corporation           common    668074107       49     607,100        SH      Defined        01     Sole
PeopleSoft, Inc.                   common    712713106    2,278      99,899        SH       Sole                 Sole
Pfizer Inc                         common    717081103   14,935     422,730        SH       Sole                 Sole
PG & E Holdings                    common    69331C108   13,538     487,500        SH       Sole                 Sole
PG & E Holdings                    common    69331C108   21,258     765,500        SH      Defined        01     Sole
PG & E Holdings                    common    69331C108    2,777     100,000       Put       Sole                 Sole
PG & E Holdings                    common    69331C108    3,610     130,000       Put      Defined        01     Sole
PG & E Holdings                    common    69331C108    4,513     162,500       Call      Sole                 Sole
PG&E Corporation                   common    69331C108    8,164     294,000       Call     Defined        01     Sole
R.R. Donnelley & Sons Company      common    257867101    8,668     287,500        SH       Sole                 Sole
R.R. Donnelley & Sons Company      common    257867101   12,078     400,600        SH      Defined        01     Sole
R.R. Donnelley & Sons Company      common    257867101      302      10,000       Put       Sole                 Sole
R.R. Donnelley & Sons Company      common    257867101      302      10,000       Put      Defined        01     Sole
Schlumberger Limited               common    806857108    2,736      50,000       Put       Sole                 Sole


                                                     Form 13F Information Table

        Column 1                  Column 2   Column 3    Column 4   Column 5                Column 6   Column 7       Column 8
                                                          Value      SHRS or    SH/ Put/   Investment   Other      Voting Authority
      Name of Issuer          Title of Class   Cusip     (x1000)     PRN AMT    PRN Call   Discretion  Managers  Sole  Shared   None
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger Limited               common    806857108    3,283      60,000       Put      Defined        01     Sole
SCO Group, Inc                     common    78403A106      425      25,000        SH       Sole                 Sole
SCO Group, Inc                     common    78403A106      595      35,000        SH      Defined        01     Sole
Sovereign                          common    845905108    8,313     350,000        SH       Sole                 Sole
Sovereign                          common    845905108   11,281     475,000        SH      Defined        01     Sole
Texas Genco  Holdings Inc.         common    882443104    2,925      90,000        SH       Sole                 Sole
Texas Genco  Holdings Inc.         common    882443104    3,900     120,000        SH      Defined        01     Sole
Univision Communications           common    914906102    1,381      34,800        SH       Sole                 Sole
US Airways Group, Inc              common    911905503      696     113,800        SH       Sole                 Sole
US Airways Group, Inc              common    911905503      800     130,800        SH      Defined        01     Sole
USG Corporation                    common    903293405    1,657     100,000       Call      Sole                 Sole
USG Corporation                    common    903293405    1,988     120,000       Call     Defined        01     Sole
Yahoo Inc                          common    984332106    2,754      61,000        SH       Sole                 Sole
                                                       548,889